Consolidated Statements of Income (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Interest income:
Loans, including fees	$ 16,092	$ 17,857	$ 19,537
Taxable securities	1,311	1,240	973
Tax-exempt securities	738	901	1,016
Other interest income	29	35	48
Total interest income	18,170	20,033	21,574
Interest expense:
Deposits	3,621	4,560	5,387
Securities sold under agreements to repurchase	4	3	3
Short-term borrowings	1	1	1
Long-term debt			99
Other interest bearing liabilities	22	27	12
Total interest expense	3,648	4,591	5,502
Net interest income	14,522	15,442	16,072
Provision for loan losses	1,411	364	741
Net interest income after provision for loan losses	13,111	15,078	15,331
Non-interest income:
Customer service fees	1,282	1,346	1,428
Dedit card fee income	809	792	554
Earnings on bank-owned life insurance and annuities	450	478	510
Trust fees	379	388	378
Commissions from sales of non-deposit products	353	273	358
Income from unconsolidated subsidiary	249	263	250
Fees derived from loan activity	197	152	142
Gain on sales of loans	567
Gain on sale or call of securities	2	6	31
Securities impairment charge			(40)
Gain from life insurance proceeds	53
Other non-interest income	251	248	244
Total non-interest income	4,592	3,946	3,855
Non-interest expense:
Employee compensation expense	5,190	5,258	5,052
Employee benefits	2,096	1,686	1,565
Occupancy	929	957	939
Equipment	510	569	565
Data processing expense	1,440	1,326	1,397
Director compensation	234	284	335
Professional fees	362	462	515
Taxes, other than income	438	496	469
FDIC Insurance premiums	327	369	534
Loss (gain) on sales of other real estate owned	34	(56)	(79)
Amortization of intangibles	45	45	45
Other non-interest expense	1,472	1,406	1,304
Total non-interest expense	13,077	12,802	12,641
Income before income taxes	4,626	6,222	6,545
Provision for income taxes	978	1,542	1,630
Net income	$ 3,648	$ 4,680	$ 4,915
Earnings per share
Basic earnings per share	$ 0.86	$ 1.10	$ 1.14
Diluted earnings per share	$ 0.86	$ 1.10	$ 1.14
Cash dividends declared per share	$ 0.88	$ 0.86	$ 0.82
Weighted average basic shares outstanding	4,231,404	4,241,286	4,297,443
Weighted average diluted shares outstanding	4,233,448	4,244,507	4,300,966